3 BUSINESS COMBINATIONS (Details 1) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 12,529,928	$ 10,058,558	$ 37,139,114	$ 23,758,460		$ 36,145,589	$ 20,261,172
Earnings	$ (4,623,702)	$ (1,718,550)	$ (9,626,712)	$ (4,088,625)	$ (1,890,758)	(2,780,686)	(814,075)
Ameri Georgia
Revenue							8,600,000
Earnings							$ 1,000,000
BigTech
Revenue						500,000
Earnings						0
Virtuoso
Revenue						1,100,000
Earnings						200,000
DCM
Revenue						7,700,000
Earnings						$ 300,000